RELATED PARTY TRANSACTIONS	9 Months Ended
Aug. 31, 2022
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS

21.	RELATED PARTY TRANSACTIONS

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly. Key management personnel include the Company’s executive officers and Board of Director members.

In November 2020, the Company signed employment agreements with two directors of the Company. The agreements require total payments of CAD$17,500 each per month. Included in the agreements is a provision for 12 months written notice or salary paid in lieu of notice upon termination without just cause. In April 2021, one of the agreements was terminated and replaced with a consulting agreement with the same terms.

In January 2021, the Company signed an employment agreement with the CEO of the Company. The agreement requires payments of CAD$20,000 per month. Included in the agreement is: (1) a provision for three months written notice or salary paid in lieu of notice upon termination without just cause and (2) a provision to increase the base salary to CAD$30,000 per month, retroactive to January 1, 2021, upon the Company raising US$5 million in funding (achieved). In May 2022, the CEO resigned, at which time, the Company agreed to continue paying the CEO his wages until April 2023.

Accounts payable and accrued liabilities at August 31, 2022 includes $1,501,684 (November 30, 2021 - $275,486) owing to directors, officers, and a former director for unpaid directors fees, salaries, consulting fees, expense reimbursements, and loans.

During the nine months ended August 31, 2022, the Company received loans from the CEO of the Company and a director of IndieFlix (Note 16).

During the nine months ended August 31, 2022, the Company recorded revenue of 519,640 (August 31, 2021 - $nil) to a company with a director in common with IndieFlix. As at August 31, 2022, the Company had a receivable of $nil (November 30, 2021 - $308,631) from this company.

During the nine months ended August 31, 2022, the Company recorded royalties, included in cost of sales, of $426,723 (August 31, 2021 - $nil) to three LLC’s for which IndieFlix acts as a manager and received royalty income of $46,012 (August 31, 2021 - $nil) from two of these LLCs. Additionally, as at August 31, 2022, the Company had a payable of $241,046 (November 30, 2021 - $184,627) to two of these LLC’s for unpaid royalties and a receivable of $37,520 (November 30, 2021 - $91,222) from three of these LLC’s for royalty income and recoupment of costs incurred on their behalves.

During the nine months ended August 31, 2022, the Company incurred content curation costs, included in cost of sales, of $76,802 (August 31, 2021 - $nil) to a company controlled by a director of iGEMS. As at August 31, 2022, the Company had a payable of $561 (November 30, 2021 - $nil) to this company for unpaid expense reimbursements.

During the nine months ended August 31, 2022, the Company incurred rent, included in other general and admin expenses, of $27,087 (August 31, 2021 - $nil) to a company with a former director in common.

The following is a summary of key management personnel compensation:

	Nine months ended August 31,
	2022	2021
	$	$
Management and directors salaries and fees	1,141,292	484,120
Share-based compensation	72,872	1,110,850
Key management personnel compensation	1,214,164	1,594,970